Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Ordinary shares, issued	35,802,840	35,854,945
Total ordinary and deferred shares	35,887,956	304,011,678
ORDINARY £0.00001 PAR VALUE
Class Of Stock [Line Items]
Ordinary shares, issued	35,802,840	35,854,945
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares	85,115	144,517,898
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares		123,638,835
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares	1